Held-For-Sale Assets - Additional Information (Detail) R$ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	May 21, 2019 BRL (R$)	Feb. 27, 2019 USD ($)	Dec. 31, 2019
PT Ventures, SGPS, S.A | Carbo Verde Telcom SA | National Social Security Institute and stateowned company ASA | Judicial Reorganisation | Classification of assets as held for sale
Held For Sale Assets [Line Items]
Investment percentage disposed off	40.00%
Proceeds from the sale of investments | R$	R$ 26.3
Gain or loss on investment disposal | R$	R$ 67.0
AfricatelHoldings BV
Held For Sale Assets [Line Items]
Voting interest divested			75.00%
Unitel | AfricatelHoldings BV
Held For Sale Assets [Line Items]
Voting interest divested		25.00%
Unitel | PT Ventures
Held For Sale Assets [Line Items]
Damages awarded		$ 339.4
Interest Rate Description		LIBOR plus two percentage points
Actual Damages paid		$ 307.0
Interest rate		7.00%
Proceedings cost		$ 13.0